Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2024
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during 2024 and 2023 are analyzed as follows:
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2022	1,133,316	$3.12
Granted	-	-
Vested	(1,133,316)	3.12
Forfeited	-	-
Outstanding at December 31, 2023	-	$-
Granted	335,000	2.64
Vested	(167,500)	2.64
Forfeited	-
Outstanding at December 31, 2024	167,500	$2.64